Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net income	$ 1,009	$ 561
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	959	915
Income from equity investments, net of dividends	(61)	(69)
Allowance for equity funds used during construction	(52)	(61)
Deferred income taxes, net	152	(37)
Net change in pension and post-retirement liabilities	(48)	(23)
Fuel adjustment mechanism ("FAM")	(162)	(166)
Net changes in fair value of derivative instruments	206	404
Net change in regulatory assets and liabilities	(471)	(176)
Net change in capitalized transportation capacity	(445)	(107)
Impairment charge	73	0
Other operating activities, net	(13)	96
Changes in non-cash working capital (note 30)	(234)	(152)
Net cash provided by operating activities	913	1,185
Investing activities
Additions to PP&E	(2,596)	(2,359)
Other investing activities	27	27
Net cash used in investing activities	(2,569)	(2,332)
Financing activities
Change in short-term debt, net	1,028	(155)
Proceeds from short-term debt with maturities greater than 90 days	544	640
Repayment of short-term debt with maturities greater than 90 days	(680)	(377)
Proceeds from long-term debt, net of issuance costs	784	2,554
Retirement of long-term debt	(367)	(1,660)
Net proceeds under committed credit facilities	511	82
Issuance of common stock, net of issuance costs	277	317
Issuance of preferred stock, net of issuance costs (note 28)	0	416
Dividends on common stock	(472)	(443)
Dividends on preferred stock	(63)	(50)
Other financing activities	(7)	(13)
Net cash provided by financing activities	1,555	1,311
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	16	(1)
Net increase (decrease) in cash, cash equivalents, restricted cash	(85)	163
Cash, cash equivalents, and restricted cash, beginning of year	417	254
Cash, cash equivalents, and restricted cash, end of year	$ 332	$ 417